Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Parenthetical) (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 USD ($)
TD Ameritrade [member] | U.S. Tax Act [member]
Disclosure of general information about financial statements [line items]
Deferred income tax benefit	$ 0	$ 0	$ 41	$ 32